Note 12 - Derivative Instruments (Details Textual) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2026 CAD ($)	Oct. 31, 2025 CAD ($)	Jan. 31, 2026 USD ($)	Oct. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Notional amount			$ 75	$ 75	$ 75
Subordinated liabilities			$ 75
Interest rate swap contract [member]
Statement Line Items [Line Items]
Notional amount	$ 19,700,000	$ 20,200,000
Financial assets qualified for hedge accounting	19,700,000	20,200,000
Hedged item, assets	20,200,000	20,900,000
Reserve of cash flow hedges	1,800,000	1,900,000
Interest rate swap contract [member] | Other assets [member]
Statement Line Items [Line Items]
Financial liabilities	99,000	340,000
Currency swap contract [member]
Statement Line Items [Line Items]
Notional amount	138,600,000	138,600,000
Financial assets qualified for hedge accounting	44,700,000
Financial liabilities	957,000	61,400
Hedged item, assets	183,300,000
Gain loss on hedge effectiveness recognised in other comprehensive income	6,320,160	4,222,963
Forward contract [member]
Statement Line Items [Line Items]
Notional amount	12,100,000
Financial liabilities	84,000,000,000	5,400,000,000
Forward contract [member] | VersaFinance US Corp [member]
Statement Line Items [Line Items]
Notional amount	14,000,000	14,000,000
Financial liabilities	97,000	1,500
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 515,200	$ (160,300)